IIM LITIGATION	12 Months Ended
Apr. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
IIM LITIGATION

13. IIM LITIGATION:

On June 6, 2014, the Company was named as a defendant in a lawsuit in Latah County, State of Idaho (the “Latah County Lawsuit”). The plaintiffs who filed the Latah County Lawsuit, Hoodoo Resources, LLC (“Hoodoo”) and Brent Thomson as trustee for the Brent Thomson Family Trust (the “Thomson Family Trust”) (collectively referred to as the “Plaintiffs”), alleged both direct claims and derivative claims on behalf of Idaho Industrial Minerals, LLC (“IIM”). The derivative claims alleged by the Plaintiffs against the Company seeked damages for breach of the terms of the August 10, 2001 agreement, as amended, between the Company and IIM (the “IIM Agreement”) and the return of the Idaho state mineral leases of the Helmer-Bovill Property to IIM.

During the year ended April 30, 2016, a court-ordered mediation was held. The mediation was successful and all parties entered into an agreement in principle to settle the parties’ claims against one another that was documented in a Binding Settlement Term Sheet whereby the Company agreed to pay $100,000 of the Plaintiffs legal fees and the Plaintiffs agreed to dismiss the Latah County Lawsuit. On December 2, 2015, the Latah County Lawsuit was dismissed and the Company paid a total of $100,000.